Nuveen Variable Rate Preferred & Income Fund
Portfolio of Investments April 30, 2024
(Unaudited)
NPFD
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 156.3%  (98.9% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 103 .2% ( 65 .3 % of Total
Investments) X 493,111,098
Automobiles & Components - 3.6% (2.3% of Total Investments)
$ 10,476 General Motors Financial Co Inc 5.750% N/A (b) $ 9,773,001
8,195 General Motors Financial Co Inc 5.700% N/A (b) 7,669,402
Total Automobiles & Components 17,442,403
Banks - 45.4% (28.8% of Total Investments)
1,775 Bank of America Corp 6.300% N/A (b) 1,764,978
5,000 (c) Bank of America Corp (TSFR3M reference rate + 3.397%
spread)
8.738% N/A (b) 5,018,065
10,610 Bank of America Corp 6.500% N/A (b) 10,625,416
8,200 Bank of America Corp 6.250% N/A (b) 8,173,328
2,219 Bank of America Corp 6.100% N/A (b) 2,215,081
1,470 Bank of Montreal 7.700% 5/26/84 1,467,414
3,090 Bank of Nova Scotia/The 8.000% 1/27/84 3,106,405
3,375 Citigroup Inc 5.950% N/A (b) 3,358,219
7,100 Citigroup Inc 7.625% N/A (b) 7,327,157
2,875 Citigroup Inc 6.250% N/A (b) 2,861,944
8,000 Citigroup Inc 5.000% N/A (b) 7,924,270
1,650 Citigroup Inc 7.375% N/A (b) 1,691,898
13,715 Citigroup Inc 6.300% N/A (b) 13,708,771
2,500 (c) Citizens Financial Group Inc (TSFR3M reference rate +
3.419% spread)
8.720% N/A (b) 2,406,215
3,680 Citizens Financial Group Inc 4.000% N/A (b) 3,153,768
6,050 CoBank ACB 6.450% N/A (b) 5,973,755
50 (d) Farm Credit Bank of Texas 5.700% N/A (b) 48,995
50 (d) Farm Credit Bank of Texas 6.200% N/A (b) 45,474
300 (c) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.597% N/A (b) 291,247
3,271 Fifth Third Bancorp 4.500% N/A (b) 3,118,286
7,070 (c) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.563% N/A (b) 7,126,878
5,190 (d) HSBC Capital Funding Dollar 1 LP 10.176% N/A (b) 6,258,912
5,000 (c) Huntington Bancshares Inc/OH (TSFR3M reference rate +
3.142% spread)
8.470% N/A (b) 4,787,127
8,400 Huntington Bancshares Inc/OH 5.625% N/A (b) 7,502,184
2,933 JPMorgan Chase & Co 5.000% N/A (b) 2,918,423
14,767 JPMorgan Chase & Co 6.875% N/A (b) 15,131,926
3,195 JPMorgan Chase & Co 6.100% N/A (b) 3,201,987
1,755 KeyCorp 5.000% N/A (b) 1,480,198
8,000 M&T Bank Corp 5.125% N/A (b) 7,031,335
3,534 PNC Financial Services Group Inc/The 5.000% N/A (b) 3,342,799
5,735 PNC Financial Services Group Inc/The 6.250% N/A (b) 5,391,485
2,445 PNC Financial Services Group Inc/The 6.000% N/A (b) 2,351,836
3,057 (c) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.643% N/A (b) 3,060,788
3,990 PNC Financial Services Group Inc/The 6.200% N/A (b) 3,911,415
2,470 Regions Financial Corp 5.750% N/A (b) 2,420,990
3,495 Toronto-Dominion Bank/The 8.125% 10/31/82 3,593,919
8,195 Truist Financial Corp 5.100% N/A (b) 7,403,107
7,873 Truist Financial Corp 4.800% N/A (b) 7,617,280
7,970 (c) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.693% N/A (b) 8,037,873
5,000 US Bancorp 5.300% N/A (b) 4,686,778
4,608 Wells Fargo & Co 3.900% N/A (b) 4,370,633

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NPFD
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 9,429 Wells Fargo & Co 5.875% N/A (b) $ 9,364,474
10,345 Wells Fargo & Co 7.625% N/A (b) 10,817,063
1,200 (c) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.031% N/A (b) 1,159,713
Total Banks 217,249,809
Capital Goods - 4.3% (2.7% of Total Investments)
3,200 (d) AerCap Global Aviation Trust 6.500% 6/15/45 3,181,476
9,900 AerCap Holdings NV 5.875% 10/10/79 9,776,212
4,841 Air Lease Corp 4.650% N/A (b) 4,562,792
3,673 (d) ILFC E-Capital Trust I 7.145% 12/21/65 2,899,280
Total Capital Goods 20,419,760
Energy - 6.0% (3.8% of Total Investments)
8,546 (e) Enbridge Inc 5.500% 7/15/77 7,872,778
6,360 Enbridge Inc 7.625% 1/15/83 6,332,041
2,350 Enbridge Inc 6.000% 1/15/77 2,223,048
5,345 Energy Transfer LP 6.500% N/A (b) 5,186,509
1,570 Energy Transfer LP 8.000% 5/15/54 1,616,783
916 Energy Transfer LP 7.125% N/A (b) 879,465
2,155 Transcanada Trust 5.600% 3/07/82 1,884,811
1,500 Transcanada Trust 5.875% 8/15/76 1,437,977
1,460 Transcanada Trust 5.500% 9/15/79 1,316,792
Total Energy 28,750,204
Financial Services - 17.0% (10.8% of Total Investments)
2,320 Ally Financial Inc 4.700% N/A (b) 1,969,497
4,200 Ally Financial Inc 4.700% N/A (b) 3,250,141
3,785 American Express Co 3.550% N/A (b) 3,453,383
2,405 Bank of New York Mellon Corp/The 4.700% N/A (b) 2,349,620
3,250 (d) Capital Farm Credit ACA 5.000% N/A (b) 3,087,500
3,845 Capital One Financial Corp 3.950% N/A (b) 3,313,167
13,128 Charles Schwab Corp/The 5.375% N/A (b) 12,981,971
350 (d) Compeer Financial ACA 4.875% N/A (b) 329,000
3,690 Discover Financial Services 5.500% N/A (b) 3,087,624
1,745 Discover Financial Services 6.125% N/A (b) 1,744,908
6,310 Equitable Holdings Inc 4.950% N/A (b) 6,151,753
1,030 (c) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.437% N/A (b) 1,027,614
5,700 Goldman Sachs Group Inc/The 4.125% N/A (b) 5,269,466
5,140 Goldman Sachs Group Inc/The 7.500% N/A (b) 5,319,252
5,890 Goldman Sachs Group Inc/The 5.300% N/A (b) 5,779,186
9,875 Goldman Sachs Group Inc/The 5.500% N/A (b) 9,800,075
4,250 State Street Corp 6.700% N/A (b) 4,253,576
4,000 (e) Transcanada Trust 5.625% 5/20/75 3,886,154
4,352 Voya Financial Inc 7.758% N/A (b) 4,423,238
Total Financial Services 81,477,125
Insurance - 15.2% (9.6% of Total Investments)
2,595 Aegon Ltd 5.500% 4/11/48 2,491,332
2,250 American International Group Inc 5.750% 4/01/48 2,171,664
6,045 (e) Assurant Inc 7.000% 3/27/48 6,018,121
3,000 (d) Assured Guaranty Municipal Holdings Inc 6.400% 12/15/66 2,651,321
3,050 (e) AXIS Specialty Finance LLC 4.900% 1/15/40 2,733,519
6,115 Enstar Finance LLC 5.500% 1/15/42 5,768,067
1,000 Enstar Finance LLC 5.750% 9/01/40 972,579
10,345 Markel Group Inc 6.000% N/A (b) 10,264,697
6,495 MetLife Inc 5.875% N/A (b) 6,311,846

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Insurance (continued)
$ 3,248 (e) Prudential Financial Inc 6.750% 3/01/53 $ 3,313,087
3,395 (e) Prudential Financial Inc 5.125% 3/01/52 3,131,997
1,645 Prudential Financial Inc 6.500% 3/15/54 1,620,743
7,735 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 7,739,927
3,600 (d) QBE Insurance Group Ltd 5.875% N/A (b) 3,557,162
13,500 (d) SBL Holdings Inc 7.000% N/A (b) 11,329,109
3,415 (d) SBL Holdings Inc 6.500% N/A (b) 2,672,158
Total Insurance 72,747,329
Media & Entertainment - 0.5% (0.3% of Total Investments)
2,375 Paramount Global 6.375% 3/30/62 2,196,533
Total Media & Entertainment 2,196,533
Telecommunication Services - 2.1% (1.3% of Total Investments)
10,000 Vodafone Group PLC 7.000% 4/04/79 10,146,161
Total Telecommunication Services 10,146,161
Utilities - 9.1% (5.7% of Total Investments)
2,685 (d) AES Andes SA 7.125% 3/26/79 2,648,812
1,700 (d) AES Andes SA 6.350% 10/07/79 1,655,580
2,600 American Electric Power Co Inc 3.875% 2/15/62 2,321,685
2,500 CMS Energy Corp 4.750% 6/01/50 2,258,167
3,910 Edison International 5.000% N/A (b) 3,674,244
1,445 Edison International 5.375% N/A (b) 1,384,303
14,093 Emera Inc 6.750% 6/15/76 13,932,313
3,210 Sempra 4.875% N/A (b) 3,123,021
3,400 Sempra 4.125% 4/01/52 3,074,512
2,000 Southern Co/The 4.000% 1/15/51 1,907,831
2,850 (d) Vistra Corp 8.875% N/A (b) 2,937,227
2,215 (d) Vistra Corp 7.000% N/A (b) 2,187,929
1,560 (d) Vistra Corp 8.000% N/A (b) 1,576,150
Total Utilities 42,681,774
Total $1,000 Par (or similar) Institutional Preferred
(cost $531,641,811) 493,111,098
Principal
Amount (000) Description (a) ,(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 26 .9% ( 17 .0 % of Total Investments) X 128,521,720
Banks - 22.0% (13.9% of Total Investments)
$ 1,000 (d) Australia & New Zealand Banking Group Ltd/United
Kingdom
6.750% N/A (b) $ 1,000,686
2,380 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 2,347,339
2,600 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 2,730,559
2,495 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 2,233,994
715 (d) Banco Mercantil del Norte SA/Grand Cayman 7.500% N/A (b) 689,050
1,595 (d) Banco Mercantil del Norte SA/Grand Cayman 7.625% N/A (b) 1,555,359
3,000 Banco Santander SA 9.625% N/A (b) 3,202,770
3,800 Banco Santander SA 4.750% N/A (b) 3,250,523
2,410 Barclays PLC 6.125% N/A (b) 2,316,602
5,490 Barclays PLC 8.000% N/A (b) 5,398,614
2,633 Barclays PLC 9.625% N/A (b) 2,751,825
2,805 (d) BNP Paribas SA 7.750% N/A (b) 2,828,598
3,770 (d) BNP Paribas SA 8.000% N/A (b) 3,746,349
4,184 (d) BNP Paribas SA 7.000% N/A (b) 4,098,017
1,085 (d) BNP Paribas SA 9.250% N/A (b) 1,149,432
2,430 (d) BNP Paribas SA 8.500% N/A (b) 2,512,294
5,240 (d) Credit Agricole SA 8.125% N/A (b) 5,305,500

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NPFD
Principal
Amount (000) Description (a),(f) Coupon Maturity Value
Banks (continued)
$ 1,175 HSBC Holdings PLC 6.500% N/A (b) $ 1,122,227
5,940 HSBC Holdings PLC 6.375% N/A (b) 5,869,488
7,560 HSBC Holdings PLC 8.000% N/A (b) 7,802,880
335 ING Groep NV 5.750% N/A (b) 316,181
6,795 ING Groep NV, Reg S 7.500% N/A (b) 6,642,113
4,413 (d) Intesa Sanpaolo SpA 7.700% N/A (b) 4,374,250
2,000 Lloyds Banking Group PLC 7.500% N/A (b) 2,002,158
1,684 Lloyds Banking Group PLC 8.000% N/A (b) 1,663,048
5,185 Lloyds Banking Group PLC 6.750% N/A (b) 5,098,643
1,500 (d) Macquarie Bank Ltd/London 6.125% N/A (b) 1,453,078
4,625 NatWest Group PLC 8.000% N/A (b) 4,631,882
1,860 (d) Nordea Bank Abp 6.625% N/A (b) 1,821,313
3,480 (d) Societe Generale SA 9.375% N/A (b) 3,541,993
3,465 (d) Societe Generale SA 10.000% N/A (b) 3,630,343
500 (d) Societe Generale SA 4.750% N/A (b) 444,133
2,620 (d) Societe Generale SA 8.000% N/A (b) 2,626,369
1,700 (d) Standard Chartered PLC 7.750% N/A (b) 1,689,064
755 (d) Standard Chartered PLC 6.000% N/A (b) 738,609
2,160 UniCredit SpA, Reg S 8.000% N/A (b) 2,160,864
Total Banks 104,746,147
Financial Services - 4.9% (3.1% of Total Investments)
4,290 Deutsche Bank AG 6.000% N/A (b) 3,980,461
1,800 Deutsche Bank AG 7.500% N/A (b) 1,755,621
200 Deutsche Bank AG, Reg S 4.789% N/A (b) 184,000
8,830 UBS Group AG, Reg S 6.875% N/A (b) 8,675,475
4,325 (d) UBS Group AG 9.250% N/A (b) 4,615,765
2,465 (d) UBS Group AG 7.750% N/A (b) 2,484,513
1,895 (d) UBS Group AG 9.250% N/A (b) 2,079,738
Total Financial Services 23,775,573
Total Contingent Capital Securities
(cost $134,918,778) 128,521,720
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 23 .0% ( 14 .6 % of Total Investments) X 109,981,244
Banks - 5.9% (3.8% of Total Investments)
21,500 CoBank ACB 6.200% $ 2,098,486
1,000 (d) Farm Credit Bank of Texas 9.601% 99,500
121,601 Fifth Third Bancorp 9.302% 3,089,881
297,600 KeyCorp 6.200% 6,666,240
62,700 KeyCorp 6.125% 1,445,862
109,883 New York Community Bancorp Inc 6.375% 1,716,372
168,058 Regions Financial Corp 6.375% 4,177,922
163,723 Regions Financial Corp 5.700% 3,578,985
121,800 Synovus Financial Corp 5.875% 3,025,512
99,600 Wintrust Financial Corp 6.875% 2,501,952
Total Banks 28,400,712
Capital Goods - 1.1% (0.7% of Total Investments)
164,687 Air Lease Corp 9.241% 4,197,872
43,800 WESCO International Inc 10.625% 1,155,882
Total Capital Goods 5,353,754
Energy - 3.2% (2.0% of Total Investments)
271,200 NuStar Energy LP 11.234% 6,918,312
176,668 NuStar Energy LP 12.357% 4,517,401
154,132 NuStar Logistics LP 12.324% 3,908,787
Total Energy 15,344,500

Shares   Description (a) Coupon Value
Financial Services - 2.2% (1.4% of Total Investments)
79,765 Federal Agricultural Mortgage Corp 6.000% $ 2,006,864
46,297 Morgan Stanley 5.850% 1,109,276
40,400 Morgan Stanley 6.500% 1,021,716
21,100 Morgan Stanley 6.875% 530,876
20,898 Morgan Stanley 6.375% 520,778
211,000 Voya Financial Inc 5.350% 5,072,440
Total Financial Services 10,261,950
Food, Beverage & Tobacco - 2.5% (1.6% of Total Investments)
290,300 CHS Inc 9.858% 7,544,897
157,200 CHS Inc 6.750% 3,978,732
4,400 (d) Dairy Farmers of America Inc 7.875% 411,785
Total Food, Beverage & Tobacco 11,935,414
Insurance - 8.1% (5.1% of Total Investments)
290,550 American Equity Investment Life Holding Co 5.950% 7,005,161
160,150 American Equity Investment Life Holding Co 6.625% 3,934,885
340,200 Aspen Insurance Holdings Ltd 9.624% 8,715,924
194,775 Athene Holding Ltd 6.350% 4,579,160
157,150 Athene Holding Ltd 6.375% 3,933,465
131,900 Enstar Group Ltd 7.000% 3,363,450
188,600 Reinsurance Group of America Inc 5.750% 4,709,342
93,300 Reinsurance Group of America Inc 7.125% 2,443,527
Total Insurance 38,684,914
Total $25 Par (or similar) Retail Preferred
(cost $121,191,483) 109,981,244
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 3 .2% ( 2 .0 % of Total Investments) X 15,393,008
Banks - 0.6% (0.4% of Total Investments)
$ 2,062 CoBank ACB 7.250% 7/01/72 $ 2,053,927
770 (d) Societe Generale SA 8.500% 12/30/49 732,632
Total Banks 2,786,559
Energy - 0.9% (0.5% of Total Investments)
3,980 (e) Enbridge Inc 8.500% 1/15/84 4,199,091
Total Energy 4,199,091
Financial Services - 1.7% (1.1% of Total Investments)
9,004 Credit Suisse Group AG 0.000% 1/17/72 990,440
5,850 Credit Suisse Group AG 6.380% 2/21/72 643,500
3,325 Credit Suisse Group AG 7.500% 1/17/72 365,750
2,460 Credit Suisse Group AG 7.500% 6/11/72 270,600
6,071 Goldman Sachs Group Inc/The 7.500% 12/30/49 6,137,068
Total Financial Services 8,407,358
Total Corporate Bonds
(cost $34,497,093) 15,393,008
Total Long-Term Investments
(cost $822,249,165) 747,007,070

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NPFD
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.7% (1.1% of Total Investments)
X –
REPURCHASE AGREEMENTS - 1 .7% ( 1 .1 % of Total Investments) X 8,134,380
$ 7,875 (g) Fixed Income Clearing Corp (FICC) 5.280% 5/01/24 $ 7,875,000
259 (h) Fixed Income Clearing Corp (FICC) 1.600% 5/01/24 259,380
Total Repurchase Agreements
(cost $8,134,380) 8,134,380
Total Short-Term Investments
(cost $8,134,380) 8,134,380
Total Investments (cost $ 830,383,545 ) - 158 .0% 755,141,450
Borrowings - (36.5)% (i),(j) (174,314,000)
Reverse Repurchase Agreements, including accrued interest - (4.3)%(k) (20,692,689)
TFP Shares, Net - (17.7)%(l) (84,484,297)
Other Assets & Liabilities, Net -  0.5% 2,193,877
Net Assets Applicable to Common Shares - 100% $ 477,844,341
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 493,111,098 $ – $ 493,111,098
Contingent Capital Securities – 128,521,720 – 128,521,720
$25 Par (or similar) Retail Preferred 109,981,244 – – 109,981,244
Corporate Bonds – 15,393,008 – 15,393,008
Short-Term Investments:
Repurchase Agreements – 8,134,380 – 8,134,380
Total
$ 109,981,244 $ 645,160,206 $ – $ 755,141,450
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $100,694,456 or 13.3% of Total Investments.

(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $29,808,000 have been pledged as collateral for reverse repurchase agreements.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $7,876,155 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $8,032,692.
(h) Agreement with Fixed Income Clearing Corporation, 1.600% dated 4/30/24 to be repurchased at $259,392 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $264,707.
(i) Borrowings as a percentage of Total Investments is 23.1%.
(j) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $378,363,614 have been pledged as collateral for borrowings.
(k) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 2.7%.
(l) TFP Shares, Net as a percentage of Total Investments is 11.2%.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month